Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Current Liabilities
Payables related to property and equipment	¥ 1,788,628		¥ 1,319,693
Deposits from network partners(1)	1,087,087		930,147
Salary and welfare payable	1,047,517		924,383
Payable to individual couriers(2)	640,273		448,158
Construction deposits	99,727		86,043
Payables to network partners(3)	237,191		262,537
Accrued expenses	199,639		222,642
VAT and surcharge payable	189,771		36,963
Others	504,547		256,518
Total	¥ 5,794,380	$ 909,263	¥ 4,487,084